United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/14

Date of Reporting Period: Quarter ended 01/31/14

Item 1. Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—95.5%
		Basic Industry - Chemicals—1.5%
$540,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$562,133
350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	357,641
500,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	520,480
1,200,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	1,334,081
490,000		RPM International, Inc., 6.50%, 2/15/2018	566,142
101,000		Rohm & Haas Co., 6.00%, 9/15/2017	115,785
		TOTAL	3,456,262
		Basic Industry - Metals & Mining—7.6%
375,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	408,368
1,000,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	1,142,099
810,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	997,253
1,100,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	1,116,054
300,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	307,457
680,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	542,004
400,000		ArcelorMittal, 6.125%, 6/1/2018	436,500
850,000		ArcelorMittal, Sr. Unsecd. Note, 5.00%, 2/25/2017	896,750
1,500,000		ArcelorMittal, Sr. Unsecd. Note, 5.75%, 8/5/2020	1,575,000
150,000		ArcelorMittal, Sr. Unsecd. Note, 7.25%, 3/1/2041	144,563
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	237,796
1,210,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	1,271,122
1,080,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	1,089,450
1,000,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	851,992
1,040,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,100,141
640,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	535,230
1,200,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,207,502
450,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	452,956
480,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	468,922
150,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	140,506
1,750,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	1,900,281
500,000		Xstrata Canada Corp., 6.00%, 10/15/2015	539,717
		TOTAL	17,361,663
		Basic Industry - Paper—1.6%
1,600,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	2,014,938
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	474,128
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	919,618
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	225,162
		TOTAL	3,633,846
		Capital Goods - Aerospace & Defense—0.4%
811,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	819,110
55,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	55,640
		TOTAL	874,750
		Capital Goods - Building Materials—1.2%
300,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	320,250
1,025,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	1,171,062
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$1,130,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	$1,315,389
		TOTAL	2,806,701
		Capital Goods - Construction Machinery—0.6%
1,280,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	1,398,351
		Capital Goods - Diversified Manufacturing—2.6%
465,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 2.875%, 5/8/2022	454,280
560,000		Dover Corp., Note, 5.45%, 3/15/2018	641,912
1,110,000		Harsco Corp., 5.75%, 5/15/2018	1,188,004
500,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	525,451
400,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	490,261
1,680,000		Pentair, Ltd., Company Guarantee, 5.00%, 5/15/2021	1,811,388
950,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	862,125
		TOTAL	5,973,421
		Communications - Media & Cable—1.4%
570,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	657,234
750,000		Comcast Corp., Sr. Unsecd. Note, 5.875%, 2/15/2018	870,547
370,000		DIRECTV Holdings LLC, Company Guarantee, 5.00%, 3/1/2021	399,098
570,000		NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	539,282
840,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	711,936
		TOTAL	3,178,097
		Communications - Media Noncable—2.5%
30,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,445
250,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.40%, 10/1/2043	264,484
1,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	987,305
130,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	128,890
575,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	636,406
500,000		News America, Inc., Sr. Unsecd. Note, 3.00%, 9/15/2022	480,300
1,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	1,000,001
375,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	349,872
800,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	847,006
910,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	886,407
		TOTAL	5,611,116
		Communications - Telecom Wireless—2.6%
400,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	372,046
550,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	599,783
2,400,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	2,625,655
1,180,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/17/2017	1,280,042
1,080,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,088,031
		TOTAL	5,965,557
		Communications - Telecom Wirelines—2.9%
1,160,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	1,228,150
1,500,000	[1,2]	KT Corp., Note, Series 144A, 5.875%, 6/24/2014	1,529,769
160,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	174,012
930,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	959,735
220,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	252,647
1,580,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,723,161
600,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	724,596
		TOTAL	6,592,070
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—2.7%
$1,000,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	$1,002,954
1,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,013,522
370,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	377,913
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.375%, 8/6/2023	509,373
500,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	511,027
1,140,000	[1,2]	Hyundai Capital Services, Inc., Note, 6.00%, 5/5/2015	1,210,221
150,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	150,311
600,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	619,807
740,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 4.60%, 4/12/2016	785,841
		TOTAL	6,180,969
		Consumer Cyclical - Entertainment—1.5%
450,000		Carnival Corp., Sr. Unsecd. Note, 3.95%, 10/15/2020	462,603
1,600,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	1,774,826
375,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	429,874
215,000		Viacom, Inc., Sr. Unsecd. Note, 3.50%, 4/1/2017	229,475
600,000		Viacom, Inc., Sr. Unsecd. Note, 4.25%, 9/1/2023	615,605
		TOTAL	3,512,383
		Consumer Cyclical - Lodging—1.8%
1,400,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,477,000
270,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	255,313
1,150,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	1,178,785
610,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 4.25%, 3/1/2022	617,121
420,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 5.625%, 3/1/2021	459,653
3,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	3,334
		TOTAL	3,991,206
		Consumer Cyclical - Retailers—0.7%
300,000		Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	312,390
190,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	190,741
293,912	[1,2]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	311,716
130,000		CVS Caremark Corp., Sr. Unsecd. Note, 4.00%, 12/5/2023	133,498
390,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	419,960
310,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.85%, 6/15/2023	305,805
		TOTAL	1,674,110
		Consumer Cyclical - Services—1.4%
2,025,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,562,360
500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	549,596
		TOTAL	3,111,956
		Consumer Non-Cyclical - Food/Beverage—2.5%
800,000	[1,2]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	808,831
1,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	1,008,526
750,000		ConAgra Foods, Inc., 6.625%, 8/15/2039	912,021
400,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	382,942
750,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	755,389
1,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	1,030,944
300,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	304,738
465,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	486,069
		TOTAL	5,689,460
		Consumer Non-Cyclical - Pharmaceuticals—0.6%
1,260,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	1,341,771
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.4%
$580,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	$581,101
270,000		Lorillard Tobacco Co., Sr. Unsecd. Note, 7.00%, 8/4/2041	307,669
		TOTAL	888,770
		Energy - Independent—0.4%
239,000		Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	241,264
170,000		Pemex Project Funding Master Trust, 5.75%, 12/15/2015	183,175
400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	411,962
100,000	[1,2]	Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	100,722
86,182	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	87,900
		TOTAL	1,025,023
		Energy - Integrated—1.8%
500,000		BP Capital Markets PLC, 1.375%, 5/10/2018	493,203
680,000		BP Capital Markets PLC, Company Guarantee, 3.125%, 10/1/2015	709,086
250,000		BP Capital Markets PLC, Company Guarantee, 4.742%, 3/11/2021	276,908
700,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	714,509
975,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	869,920
900,000		Petrobras International Finance Co., Company Guarantee, 6.75%, 1/27/2041	814,745
250,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	254,125
		TOTAL	4,132,496
		Energy - Oil Field Services—0.9%
100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	106,672
600,000	[1,2]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.10%, 9/15/2023	619,558
500,000		Weatherford International Ltd., 6.00%, 3/15/2018	565,929
550,000		Weatherford International Ltd., 9.875%, 3/1/2039	793,235
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	56,651
		TOTAL	2,142,045
		Energy - Refining—1.0%
310,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	368,592
1,400,000		Valero Energy Corp., 9.375%, 3/15/2019	1,843,536
		TOTAL	2,212,128
		Financial Institution - Banking—18.0%
1,150,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,228,577
650,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	651,016
2,300,000		Bank of America Corp., Sr. Unsecd. Note, 5.00%, 5/13/2021	2,523,661
1,850,000		Bank of America Corp., Sr. Unsecd. Note, 6.50%, 8/1/2016	2,082,589
1,900,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 1/11/2018	1,904,520
1,300,000	[1,2]	Barclays Bank PLC, Jr. Sub. Note, Series 144A, 5.926%, 9/29/2049	1,378,000
430,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	431,019
690,000		Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	748,046
2,360,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	2,509,825
675,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	743,244
830,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.625%, 1/25/2016	872,836
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2020	2,801,515
600,000		HSBC USA, Inc., Floating Rate Note—Sr. Note, 2.625%, 9/24/2018	615,263
750,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.375%, 2/13/2015	764,741
210,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	253,525
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.35%, 8/15/2021	533,899
2,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	2,369,798
500,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	471,065
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,165,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 5.629%, 12/1/2021	$1,217,425
890,000		Morgan Stanley, Sr. Unsecd. Note, 3.45%, 11/2/2015	926,972
560,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	613,382
1,150,000		Morgan Stanley, Sr. Unsecd. Note, 5.50%, 7/24/2020	1,297,951
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,606,049
610,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.00%, 4/28/2015	648,160
1,000,000		Morgan Stanley, Sub. Note, 4.10%, 5/22/2023	976,927
2,900,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 3/9/2017	3,136,988
1,230,000	[1,2]	RBS Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,231,927
1,784,820	[1,3]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	1,168,950
1,400,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	1,442,778
1,200,000		Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	1,234,802
440,000		Vesey Street Investment Trust I, Sr. Unsecd. Note, 4.404%, 9/1/2016	473,433
1,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	2,121,000
		TOTAL	40,979,883
		Financial Institution - Brokerage—5.1%
750,000		BlackRock, Inc., Sr. Unsecd. Note, 6.25%, 9/15/2017	877,798
1,490,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	1,571,950
400,000		Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	396,556
103,000		Eaton Vance Corp., Sr. Unsecd. Note, 6.50%, 10/2/2017	118,661
900,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,196,870
760,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	927,715
660,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	739,585
500,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	521,304
490,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	569,917
1,640,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	2,027,048
515,000		Legg Mason, Inc., Sr. Unsecd. Note, 5.50%, 5/21/2019	571,798
390,000		Nuveen Investments, Inc., Sr. Unsecd. Note, 5.50%, 9/15/2015	397,800
70,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.25%, 4/15/2016	74,574
500,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	547,792
790,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	1,003,328
		TOTAL	11,542,696
		Financial Institution - Finance Noncaptive—4.3%
437,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	550,437
403,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	391,127
1,500,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,594,526
1,000,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 3.10%, 1/9/2023	966,971
800,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	902,452
2,100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	2,178,750
500,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	583,238
500,000	[1,2]	ILFC E-Capital Trust I, Floating Rate Note—Sr. Sub Note, Series 144A, 5.46%, 12/21/2065	461,875
500,000	[1,2]	Lukoil International Finance BV, Series 144A, 6.356%, 6/7/2017	555,125
1,450,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	1,623,495
		TOTAL	9,807,996
		Financial Institution - Insurance - Health—0.1%
204,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	245,868
		Financial Institution - Insurance - Life—4.5%
1,360,000	[1,2]	AXA Equitable Life Insurance Co., Sub., Series 144A, 7.70%, 12/1/2015	1,516,007
500,000		Aflac, Inc., Sr. Unsecd. Note, 6.90%, 12/17/2039	640,300
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$780,000		Aflac, Inc., Sr. Unsecd. Note, 8.50%, 5/15/2019	$1,011,496
330,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	335,168
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	596,251
950,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	1,234,639
240,000		Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	250,483
790,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	1,188,256
280,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	415,800
600,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	788,353
275,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	260,706
320,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	312,836
280,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	349,085
1,150,000	[1]	Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	1,298,773
		TOTAL	10,198,153
		Financial Institution - Insurance - P&C—2.7%
515,000		CNA Financial Corp., 6.50%, 8/15/2016	579,368
130,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	150,864
630,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	684,189
420,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	451,807
220,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	233,670
270,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	268,866
1,300,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	1,920,467
150,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	163,424
1,500,000	[1,2]	ZFS Finance USA Trust II, Jr. Sub. Note, Series 144A, 6.45%, 12/15/2065	1,616,250
		TOTAL	6,068,905
		Financial Institution - REITs—2.6%
490,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	552,144
600,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	572,965
1,000,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	1,162,102
430,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	482,522
800,000		Healthcare Trust of America, 3.70%, 4/15/2023	760,642
500,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	471,795
314,000		ProLogis, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2020	375,130
500,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	495,247
300,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	302,888
350,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	347,175
270,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	285,193
		TOTAL	5,807,803
		Municipal Services—0.7%
560,000	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	562,386
950,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	956,517
		TOTAL	1,518,903
		Sovereign—0.6%
425,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	432,322
640,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	859,051
		TOTAL	1,291,373
		Technology—4.8%
430,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	405,798
560,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	549,155
335,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	307,743
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$250,000		BMC Software, Inc., 7.25%, 6/1/2018	$255,000
1,200,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	1,128,159
1,650,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,924,948
1,200,000		Harris Corp., 5.95%, 12/1/2017	1,386,745
900,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	950,188
940,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	960,255
160,000		Juniper Networks, Inc., Sr. Unsecd. Note, 5.95%, 3/15/2041	159,309
1,370,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,623,273
355,000		SAIC, Inc., Company Guarantee, 5.95%, 12/1/2040	354,643
350,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	348,999
550,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	591,896
		TOTAL	10,946,111
		Transportation - Airlines—1.1%
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	497,513
1,760,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	1,931,653
		TOTAL	2,429,166
		Transportation - Railroads—0.4%
408,064		Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	477,940
400,000		Kansas City Southern de Mexico SA de CV, Sr. Unsecd. Note, 3.00%, 5/15/2023	376,875
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	126,685
		TOTAL	981,500
		Transportation - Services—2.0%
835,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	969,475
945,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	1,056,253
220,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	237,765
600,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.75%, 5/11/2017	634,504
750,000		Ryder System, Inc., Sr. Unsecd. Note, 3.50%, 6/1/2017	793,551
250,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.50%, 3/1/2018	254,319
515,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.15%, 3/2/2015	528,733
		TOTAL	4,474,600
		Utility - Electric—5.0%
385,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	367,434
350,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	371,183
1,500,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	1,930,276
550,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	536,388
1,050,000	[1,2]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,070,791
1,125,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,291,421
390,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	439,493
250,000		Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	269,538
467,807	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	507,670
665,000	[1,2]	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsecd. Note, Series 144A, 6.25%, 6/17/2014	678,030
1,355,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	1,858,410
330,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	339,739
410,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	401,393
335,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	337,304
840,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	879,534
		TOTAL	11,278,604
		Utility - Natural Gas Distributor—0.8%
200,000		Atmos Energy Corp., 8.50%, 3/15/2019	258,605
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Distributor—continued
$800,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	$780,462
785,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	836,330
		TOTAL	1,875,397
		Utility - Natural Gas Pipelines—2.2%
540,000		Consolidated Natural Gas Co., Series A, 5.00%, 12/1/2014	559,897
390,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	434,052
645,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	663,936
385,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	437,487
580,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	695,680
505,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	466,316
1,560,000		Williams Partners LP, 5.25%, 3/15/2020	1,733,736
		TOTAL	4,991,104
		TOTAL CORPORATE BONDS (IDENTIFIED COST $203,902,523)	217,192,213
		FOREIGN GOVERNMENTS/AGENCIES—1.4%
		Sovereign—1.4%
320,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	324,800
990,000	[1,2]	Qatar, Government of, Series 144A, 5.25%, 1/20/2020	1,113,750
1,000,000		Sweden, Government of, 10.25%, 11/1/2015	1,022,270
750,000		United Mexican States, Note, 5.625%, 1/15/2017	832,500
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,040,207)	3,293,320
		INVESTMENT COMPANY—2.1%
4,661,203	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	4,661,203
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $211,603,933)[6]	225,146,736
		OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	2,328,876
		TOTAL NET ASSETS—100%	$227,475,612
At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Note 2-Year Long Futures	100	$22,020,313	March 2014	$(3,350)
8U.S. Treasury Long Bond Short Futures	70	$9,351,563	March 2014	$(281,540)
8U.S. Treasury Note 10-Year Short Futures	40	$5,030,000	March 2014	$(63,215)
8U.S. Treasury Ultra Bond Short Futures	115	$16,538,438	March 2014	$(807,056)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(1,155,161)
The average notional value of long and short futures contracts held by the Fund throughout the period was $17,060,625 and $31,767,969, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $57,179,728, which represented 25.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $52,937,179, which represented 23.3% of total net assets.
8

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$1,600,000	$1,774,826
Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	3/10/2000	$1,730,181	$1,168,950
Union Central Life Insurance Co., Note, Series 144A, 8.20%, 11/1/2026	3/31/1999 – 9/29/1999	$1,138,408	$1,298,773
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
4	Affiliated holding.
5	7-day net yield.
6	At January 31, 2014, the cost of investments for federal tax purposes was $211,603,933. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $13,542,803. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,775,840 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,233,037.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
9

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices and Investments in Investment Companies	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$216,023,263	$1,168,950	$217,192,213
Foreign Governments/Agencies	—	3,293,320	—	3,293,320
Investment Company	4,661,203	—	—	4,661,203
TOTAL SECURITIES	$4,661,203	$219,316,583	$1,168,950	$225,146,736
OTHER FINANCIAL INSTRUMENTS*	$(1,155,161)	$—	$—	$(1,155,161)
*	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REITs	—Real Estate Investment Trusts
10
Federated Short-Term Income Fund
Portfolio of Investments
January 31, 2014 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.3%
		Federal Home Loan Mortgage Corporation—0.1%
$11,038	[1]	FHLMC ARM 390260, 2.358%, 10/01/2030	$11,253
19,554	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	21,185
8,814	[1]	FHLMC ARM 420196, 5.315%, 11/01/2030	9,549
21,150	[1]	FHLMC ARM 606116, 2.141%, 9/1/2019	21,507
665,646	[1]	FHLMC ARM 780443, 2.192%, 3/01/2033	697,236
22,025	[1]	FHLMC ARM 785167, 2.125%, 12/01/2018	22,343
		TOTAL	783,073
		Federal National Mortgage Association—0.2%
19,840	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	21,495
467,256	[1]	FNMA ARM 544843, 2.597%, 10/01/2027	489,317
378,872	[1]	FNMA ARM 544852, 2.785%, 4/01/2028	397,118
536,200	[1]	FNMA ARM 544884, 2.771%, 5/01/2034	565,841
771,170	[1]	FNMA ARM 556379, 1.534%, 5/01/2040	786,597
258,903	[1]	FNMA ARM 556388, 1.534%, 5/01/2040	264,121
1,194,789	[1]	FNMA ARM 618128, 2.213%, 8/01/2033	1,232,576
		TOTAL	3,757,065
		Government National Mortgage Association—0.0%
13,297	[1]	GNMA ARM 8902, 1.625%, 30 Year, 1/20/2022	13,554
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $4,438,434)	4,553,692
		ASSET-BACKED SECURITIES—39.7%
		Auto Receivables—19.7%
2,000,000	[1]	Ally Auto Receivables Trust 13-SN1 A4, Class A4, 0.90%, 5/22/2017	2,002,882
3,000,000	[1]	Ally Master Owner Trust 2011-3, Class A1, 0.79%, 5/15/2016	3,004,730
5,000,000	[1,2,3]	Ally Master Owner Trust 2012-1, Class D, 3.12%, 2/15/2017	5,089,816
3,000,000	[1,2,3]	Ally Master Owner Trust 2012-3, Class D, 2.51%, 6/15/2017	3,039,229
5,000,000	[1]	Ally Master Owner Trust 2013-1, Class A1, 0.61%, 2/15/2018	5,005,605
5,000,000		Americredit Automobile Receivables Trust 2005-C, Class C, 1.69%, 11/8/2018	5,001,612
2,500,000		Americredit Automobile Receivables Trust 2010-3, Class C, 3.34%, 4/8/2016	2,575,939
535,000		Americredit Automobile Receivables Trust 2011-1, Class C, 2.85%, 8/8/2016	540,297
5,000,000		Americredit Automobile Receivables Trust 2011-3, Class C, 2.86%, 1/9/2017	5,043,435
10,000,000	[1]	Americredit Automobile Receivables Trust 2011-5, Class D, 5.05%, 12/8/2017	10,558,141
2,000,000	[1]	Americredit Automobile Receivables Trust 2012-1, Class C, 2.67%, 1/8/2018	2,047,515
13,000,000		Americredit Automobile Receivables Trust 2012-2, Class D, 3.38%, 4/9/2018	13,498,387
3,000,000		Americredit Automobile Receivables Trust 2013-3, Class D, 3.00%, 7/8/2019	3,027,249
10,000,000	[1]	BMW Vehicle Lease Trust 2012-1, Class A4, 0.93%, 9/21/2015	10,026,464
5,000,000		BMW Vehicle Lease Trust 2013-1, Class A4, 0.66%, 6/20/2016	5,005,564
13,000,000		Bank of America Auto Trust 2012-1, Class C, 2.09%, 7/17/2017	13,175,105
11,000,000	[1]	Capital Auto Receivables Asset Trust 2013-3, Class A1B, 0.587%, 11/20/2015	11,011,079
3,100,000		Capital Auto Receivables Asset Trust 2014-1, Class A1A, 0.68%, 5/20/2016	3,103,842
3,780,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class B, 1.165%, 1/7/2025	3,767,879
2,500,000	[1,2,3]	Chesapeake Funding LLC 2013-1A, Class D, 1.965%, 1/7/2025	2,496,189
2,900,000	[1,2,3]	Chrysler Capital Auto Receivables Trust 2013-AA, Class A3, 0.91%, 4/16/2018	2,909,115
6,115,764	[2,3]	Enterprise Fleet Financing LLC Series 2012-1, Class A2, 1.14%, 11/20/2017	6,134,830
5,250,000	[1,2,3]	Enterprise Fleet Financing LLC Series 2013-2, Class A2, 1.06%, 3/20/2019	5,262,779

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$4,000,000	[1]	Fifth Third Auto Trust 2013-A, Class C, 1.74%, 6/15/2020	$3,841,757
15,000,000	[2,3]	Ford Credit Auto Lease Trust 2012-A, Class B, 1.61%, 10/15/2016	15,108,115
3,776,000	[1]	Ford Credit Auto Lease Trust 2013-A, Class D, 1.79%, 10/15/2017	3,797,472
7,000,000		Ford Credit Auto Lease Trust 2013-B, Class C, 1.51%, 8/15/2017	7,018,294
6,500,000	[1]	Ford Credit Auto Owner Trust 2012-B, Class C, 2.08%, 2/15/2018	6,662,569
10,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class C, 2.61%, 2/15/2016	10,024,375
5,000,000	[1,2,3]	Ford Credit Floorplan Master Owner Trust 2011-1, Class D, 2.96%, 2/15/2016	5,013,403
9,000,000	[1]	Harley-Davidson Motorcycle Trust 2012-1, Class B, 1.37%, 6/15/2018	9,029,310
10,000,000	[1,2,3]	Huntington Auto Trust 2011-1A, Class D, 3.52%, 6/15/2018	10,247,224
4,000,000		Huntington Auto Trust 2012-1, Class D, 2.85%, 12/17/2018	4,082,680
6,000,000		Hyundai Auto Receivables Trust 2011-B, Class D, 3.51%, 11/15/2017	6,116,930
6,000,000		Hyundai Auto Receivables Trust 2012-A, Class D, 2.61%, 5/15/2018	6,148,721
1,988,700	[1,2,3]	Hyundai Capital Auto Funding, Ltd. 2010-8A, Class A, 1.157%, 9/20/2016	1,975,177
2,500,000	[1,2,3]	Hyundai Floorplan Master Owner Trust 2013-1A, Class B, 0.81%, 5/15/2018	2,490,537
3,000,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class A2, 0.66%, 2/16/2016	3,006,507
1,500,000	[2,3]	M&T Bank Auto Receivables Trust 2013-1, Class D, 2.80%, 10/15/2020	1,537,089
1,186,988	[2,3]	MMAF Equipment Finance LLC 2011-AA, Class A3, 1.27%, 9/15/2015	1,189,562
8,000,000		Mercedes-Benz Auto Lease Trust 2013-B, Class A4, 0.76%, 7/15/2019	7,981,216
5,000,000	[1,2,3]	Mercedes-Benz Master Owner Trust 2012-AA, Class A, 0.79%, 11/15/2017	5,003,125
2,650,000	[1,2,3]	Motor 2013-1A, Class A1, 0.658%, 2/25/2021	2,652,367
5,073,000	[1,2,3]	Navistar Financial 2012-A Owner Trust, Class D, 3.29%, 1/18/2019	5,114,998
4,000,000	[1,2,3]	PFS Financing Corp. 2013-AA, Class A, 0.71%, 2/15/2018	4,002,500
5,000,000	[2,3]	Porsche Innovative Lease Owner Trust 2013-1, Class A4, 0.88%, 10/22/2019	5,011,820
5,000,000	[1,2,3]	SMART ABS Series 2012-2US Trust, Class A4B, 1.410%, 3/14/2018	5,091,694
600,000	[1]	SMART ABS Series 2012-4US Trust, Class A4B, 0.867%, 8/14/2018	604,894
3,154,059	[1,2,3]	SMART Series 2012-1US Trust, Class A3B, 1.060%, 5/14/2016	3,166,194
6,000,000	[1]	Santander Drive Auto Receivables Trust 2012-4, Class B, 1.83%, 3/15/2017	6,044,575
1,600,000	[1]	Santander Drive Auto Receivables Trust 2013-1, Class C, 1.76%, 1/15/2019	1,599,299
3,000,000		Santander Drive Auto Receivables Trust 2013-4, Class C, 3.25%, 1/15/2020	3,102,214
7,100,000		Santander Drive Auto Receivables Trust 2014-1, Class B, 1.59%, 10/15/2018	7,134,229
5,500,000	[1,2,3]	Volkswagen Credit Auto Master Trust 2011-1A, Class Note, 0.837%, 9/20/2016	5,541,827
453,955		World Omni Automobile Lease Securitization Trust 2011-A, Class A4, 1.78%, 9/15/2016	454,807
4,000,000		World Omni Automobile Lease Securitization Trust 2011-A, Class B, 2.10%, 12/15/2016	4,023,001
2,500,000		World Omni Automobile Lease Securitization Trust 2012-A, Class B, 1.49%, 2/15/2018	2,507,376
3,500,000	[1]	World Omni Automobile Lease Securitization Trust 2013-A, Class A2B, 0.48%, 5/16/2016	3,501,046
12,040,000		World Omni Automobile Lease Securitization Trust 2013-A, Class B, 1.64%, 2/15/2019	12,091,239
		TOTAL	305,245,826
		Credit Card—9.8%
9,000,000	[1]	American Express Credit Account Master 2013-1, Class B, 0.86%, 2/16/2021	9,120,983
10,000,000	[1]	American Express Issuance Trust II 2013-1, Class C, 0.86%, 2/15/2019	10,132,946
10,000,000	[1]	Chase Issuance Trust 2007-C1, Class C1, 0.62%, 4/15/2019	9,888,799
8,000,000	[1]	Citibank Credit Card Issuance Trust 2013-A11, Class A11, 0.405%, 2/7/2018	8,006,061
4,300,000	[1]	Citibank Credit Card Issuance Trust 2013-A2, Class A2, 0.438%, 5/26/2020	4,281,921
12,750,000	[1,2,3]	Citibank Omni Master Trust 2009-A14, Class A14, 2.91%, 8/15/2018	12,917,934
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 0.61%, 4/15/2021	9,030,205
15,000,000	[1]	Discover Card Execution Note Trust 2014-A1, Class A1, 0.588%, 7/15/2021	15,015,896
7,000,000	[1,2,3]	Golden Credit Card Trust 2012-3A, Class A, 0.617%, 7/17/2017	7,006,615
7,000,000	[1,2,3]	Golden Credit Card Trust 2013-2A, Class A, 0.59%, 9/15/2018	7,004,165
15,000,000	[2,3]	Master Credit Card Trust 2012-2A, Class A, 0.78%, 4/21/2017	15,016,575

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class B, 1.64%, 1/22/2018	$3,001,785
3,000,000	[2,3]	Master Credit Card Trust 2013-3A, Class C, 2.28%, 1/22/2018	2,968,875
10,000,000	[1,2,3]	Penarth Master Issuer PLC 2012-1A, Class A1, 0.727%, 3/18/2014	10,000,800
15,000,000	[1,2,3]	Penarth Master Issuer PLC 2013-1A, Class A1, 0.547%, 11/18/2017	15,018,750
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2011-1A, Class A, 0.91%, 9/15/2016	7,023,205
7,000,000	[1,2,3]	Turquoise Card Backed Securities PLC 2012-1A, Class A, 0.96%, 6/17/2019	7,032,445
		TOTAL	152,467,960
		Equipment Lease—3.5%
1,776,839	[2,3]	CIT Equipment Collateral 2012-VT1, Class A3, 1.10%, 8/22/2016	1,780,108
4,000,000	[2,3]	CIT Equipment Collateral 2012-VT1, Class B, 1.69%, 8/22/2016	4,016,498
4,400,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class B, 1.69%, 7/20/2020	4,408,046
4,000,000	[2,3]	CIT Equipment Collateral 2013-VT1, Class C, 2.04%, 7/20/2020	4,045,504
6,213,251	[1,2,3]	CLI Funding LLC 2006-1A A, Class A, 0.337%, 8/18/2021	6,147,547
3,666,667	[2,3]	CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	3,586,678
3,500,000		CNH Equipment Trust 2011-B, Class B, 2.25%, 3/15/2018	3,542,812
3,000,000		CNH Equipment Trust 2013-A, Class B, 1.36%, 8/17/2020	2,970,160
6,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-1, Class A, 0.727%, 2/20/2017	6,055,281
4,000,000	[1]	GE Dealer Floorplan Master Note Trust 2012-3, Class A, 0.647%, 6/20/2017	4,002,021
3,000,000		GE Equipment Midticket LLC, Series 2013-1, Class A2, 0.64%, 3/22/2016	3,002,343
3,100,000	[2,3]	Great America Leasing Receivables 2011-1, Class C, 3.38%, 1/15/2018	3,148,400
2,000,000	[2,3]	Great America Leasing Receivables 2012-1, Class B, 2.30%, 4/17/2017	2,016,175
1,200,000	[2,3]	Great America Leasing Receivables 2013-1, Class B, 1.44%, 5/15/2018	1,201,329
989,000	[2,3]	Great America Leasing Receivables 2013-1, Class C, 1.83%, 6/17/2019	995,304
3,500,000	[2,3]	MMAF Equipment Finance LLC 2013-AA, Class A2, 0.69%, 5/9/2016	3,505,346
		TOTAL	54,423,552
		Home Equity Loan—0.6%
445,749	[1]	Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.518%, 7/25/2035	443,113
3,389,076	[1]	Carrington Mortgage Loan Trust 2006-OPT1, Class A3, 0.338%, 2/25/2036	3,073,302
15,440	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 0.64%, 1/15/2028	11,275
45,653	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2005-FF12, Class A2B, 0.418%, 11/25/2036	43,253
70,417	[1]	GSAMP Trust 2004-SEA2, Class A1, 0.528%, 3/25/2034	70,541
2,469,944		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	1,777,611
200,390	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.178%, 11/25/2034	169,017
328,248	[1,2,4]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	30,288
194,623	[1]	Opteum Mortgage Acceptance Corp. 2005-5, Class 2A1B, 5.640%, 12/25/2035	194,281
99,230	[1,2,3]	Quest Trust 2004—X1, Class A, 0.488%, 3/25/2034	99,335
2,846,484	[1]	Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	2,825,867
		TOTAL	8,737,883
		Manufactured Housing—0.0%
111,782		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	112,123
		Other—6.1%
6,550,994	[1,2,3]	ACS Pass Through Trust 2007-1A, Class G1, 0.473%, 6/14/2037	6,227,538
2,224,577	[1,2,3]	Aircraft Lease Securitization Ltd. 2007-1A, Class G3, 0.425%, 5/10/2032	2,162,011
2,986,848	[1,2,3]	Bank of America Student Loan Trust 2010-1A, Class A, 1.039%, 2/25/2043	3,007,708
1,247,997	[1]	Educational Funding of The South, Inc. 2011-1, Class A1, 0.789%, 10/25/2021	1,252,568
5,000,000	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 1.089%, 10/25/2025	5,016,200
3,000,000	[1]	Ohio Phase In Recovery Funding LLC 2013-1, Class A1, 0.958%, 7/1/2018	3,009,375
12,000,000	[1,2,3]	PFS Financing Corp. 2012-AA, Class A, 1.36%, 2/15/2016	12,007,500
1,800,000	[1,2,3]	PFS Financing Corp. 2012-BA, Class B, 1.660%, 10/17/2016	1,809,441

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$3,500,000	[1,2,3]	PFS Financing Corp. 2013-BA, Class B, 1.26%, 4/17/2017	$3,491,208
17,380	[1,2,3]	SLM Student Loan Trust 2010-C, Class A1, 1.81%, 12/15/2017	17,399
3,527,008	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.758%, 11/25/2027	3,533,653
2,569,616	[1,2,3]	SLM Student Loan Trust 2011-A, Class A1, 1.16%, 10/15/2024	2,571,569
1,217,501	[1,2,3]	SLM Student Loan Trust 2012-A, Class A1, 1.56%, 8/15/2025	1,232,185
3,978,949	[1,2,3]	SLM Student Loan Trust 2012-B, Class A1, 1.26%, 12/15/2021	3,991,196
4,736,794	[1,2,3]	SLM Student Loan Trust 2012-C, Class A1, 1.26%, 8/15/2023	4,751,374
2,241,575	[1]	SLM Student Loan Trust 2013-3, Class A1, 0.358%, 11/27/2017	2,239,716
3,533,455	[1]	SLM Student Loan Trust 2013-5, Class A1, 0.418%, 5/25/2018	3,535,637
11,000,000	[1,2,3]	SLM Student Loan Trust 2013-C, Class A2B, 1.56%, 10/15/2031	11,081,829
1,979,786	[2,3]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	1,987,557
1,233,478	[2,3]	Sierra Receivables Funding Co. 2010-2A, Class A, 3.84%, 11/20/2025	1,248,471
1,383,279	[2,3]	Sierra Receivables Funding Co. 2010-3A, Class A, 3.51%, 11/20/2025	1,407,900
1,457,706	[2,3]	Sierra Receivables Funding Co. 2012-1A, Class A, 2.84%, 11/20/2028	1,482,761
5,273,668	[2,3]	Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	5,305,294
8,250,000	[2,3]	Textainer Marine Containers Ltd. 2012-1A, Class A, 4.21%, 4/15/2027	8,306,719
4,166,667	[2,3]	Triton Container Finance LLC 2012-1A, Class A, 4.21%, 5/14/2027	4,203,125
		TOTAL	94,879,934
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $612,872,118)	615,867,278
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.1%
		Commercial Mortgage—5.3%
1,128,119		Bank of America Commercial Mortgage Inc. 2007-1, Class A3, 5.449%, 1/15/2049	1,127,926
69,031		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	69,163
3,564,023	[2,3]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,671,447
1,546,293	[1]	Commercial Mortgage Pass-Through Certificates 2012-LC4, Class A1, 1.156%, 12/10/2044	1,550,604
4,613,126		Commercial Mortgage Trust 2013-CR8, Class A1, 1.024%, 6/10/2046	4,602,687
3,173,867		Commercial Mortgage Trust 2013-LC6, Class A1, 0.724%, 1/10/2046	3,152,667
5,971,474	[2,3]	DBUBS Mortgage Trust 2011-LC1A, Class A1, 3.742%, 11/10/2046	6,259,062
3,600,139	[2,3]	GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	3,792,055
15,000,000	[1,2,3]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 0.81%, 11/15/2045	15,000,670
5,072,131	[2,3]	JPMorgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	5,238,246
10,000,000	[2,3]	JPMorgan Chase Commercial Mortgage Securities 2014-FBLU, Class B, 1.665%, 12/15/2028	10,007,404
3,424,730		JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6, Class A1, 1.031%, 5/15/2045	3,428,059
1,372,688	[2,3]	Morgan Stanley Capital I 2011-C1, Class A1, 2.602%, 9/15/2047	1,393,563
5,000,000	[1,2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.959%, 4/10/2046	4,954,676
7,481,000		WF-RBS Commercial Mortgage Trust 2011-C5, Class A2, 2.684%, 11/15/2044	7,756,121
5,000,000	[1,2,3]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.359%, 6/15/2045	5,076,889
4,800,000	[1,2,3]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 1.21%, 7/15/2046	4,845,303
		TOTAL	81,926,542
		Federal Home Loan Mortgage Corporation—1.1%
1,689		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	1,796
15,855		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	16,924
38,275		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	42,587
21,485		Federal Home Loan Mortgage Corp. REMIC 2345 PQ, 6.50%, 8/15/2016	22,405
217,462	[1]	Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.51%, 2/15/2018	218,324
15,567		Federal Home Loan Mortgage Corp. REMIC 2632 A, 4.00%, 1/15/2018	15,741
104,902		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	108,042
122,985		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	129,078
122,501		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	134,007

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$2,251,900	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 0.46%, 2/15/2036	$2,248,434
279,360	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.62%, 2/15/2034	280,975
1,070,159	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.56%, 7/15/2036	1,071,462
497,542	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 0.91%, 7/15/2036	505,362
1,189,695	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.07%, 7/15/2037	1,216,179
6,724,520		Federal Home Loan Mortgage Corp. REMIC K701 A1, 2.776%, 6/25/2017	6,947,607
4,400,000	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP Class A, 0.548%, 4/25/2020	4,401,858
178,934	[1]	Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.500%, 9/25/2043	202,742
		TOTAL	17,563,523
		Federal National Mortgage Association—1.3%
68,260		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	77,996
2,147		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	2,431
47,916		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	53,486
41,891	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 7/25/2023	46,854
3,058	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, 10/25/2023	3,168
13,292		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	14,642
280,736		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	313,326
14,157		Federal National Mortgage Association REMIC 2002-43 B, 6.00%, 7/25/2017	14,765
102,123	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 0.658%, 9/25/2032	103,236
33,770		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	35,387
51,856		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	53,207
669,779	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 0.588%, 6/25/2036	672,703
3,239,590	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 0.608%, 7/25/2037	3,260,060
510,266	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 1.158%, 6/25/2037	523,465
566,278	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 0.958%, 5/25/2039	574,149
149,344	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 0.658%, 8/25/2039	150,182
968,911	[1]	Federal National Mortgage Association REMIC 2009-69 F, 1.008%, 4/25/2037	988,807
1,726,693	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 0.698%, 7/25/2037	1,738,501
3,868,427	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 0.608%, 3/25/2041	3,872,996
7,692,349	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 0.558%, 2/25/2042	7,694,854
65,932		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	71,177
70,796		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	79,069
		TOTAL	20,344,461
		Government Agency—0.5%
4,157,838	[2,3]	FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	4,037,954
2,099,310		NCUA Guaranteed Notes 2010-C1, Class A1, 1.60%, 10/29/2020	2,105,788
1,322,834	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 0.613%, 1/8/2020	1,329,861
		TOTAL	7,473,603
		Government National Mortgage Association—0.8%
6,356,756		Government National Mortgage Association REMIC 2013-H16 FA, 0.708%, 7/20/2063	6,356,629
6,995,712		Government National Mortgage Association REMIC 2013-H17 FA, 0.718%, 7/20/2063	6,978,237
		TOTAL	13,334,866
		Non-Agency Mortgage—4.1%
158,978	[1]	American Home Mortgage Investment Trust 2004-3, Class 6A4, 5.01%, 10/25/2034	160,456
5,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 2A1, 1.938%, 5/17/2060	5,081,550
14,579	[1]	Banc of America Mortgage Securities 2003-B, Class 2A2, 3.040%, 3/25/2033	14,645
122,679	[1,2]	C-BASS ABS LLC Series 1999-3, Class B1, 6.586%, 2/3/2029	41,276
221,587	[1]	Chaseflex Trust 2006-1, Class A2A, 5.282%, 6/25/2036	221,230
41,708		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	42,953

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$1,640,711	[1,2,3]	Credit Suisse Commercial Mortgage Trust 2012-CIM2, Class A1, 3.00%, 6/25/2042	$1,618,289
4,914,942	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-IVR3, Class A1, 2.50%, 5/25/2043	4,444,275
6,337,871	[2,3]	Credit Suisse Commercial Mortgage Trust 2013-TH1, Class A1, 2.130%, 2/25/2043	5,690,614
9,411,743	[1,2,3]	Fosse Master Issuer PLC 2011-1A, Class A2, 1.637%, 10/18/2054	9,463,207
53,873	[1,2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	48,923
1,733,126	[1,2,3]	Holmes Master Issuer PLC 2010-1A, Class A2, 1.639%, 10/15/2054	1,737,274
1,811,556	[1,2,3]	Holmes Master Issuer PLC 2011-1A, Class A2, 1.589%, 10/15/2054	1,819,852
3,215,352	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A2, 1.889%, 10/15/2054	3,261,701
2,000,000	[1]	Indymac Index Mortgage Loan Trust 2007-FLX1, Class A4, 0.428%, 2/25/2037	580,759
4,757,959	[1,2,3]	Lanark Master Issuer PLC 2012-2A, Class 1A, 1.638%, 12/22/2054	4,836,332
5,500,000	[1,2,3]	Lanark Master Issuer PLC 2013-1A, Class 1A1, 0.738%, 12/22/2054	5,486,200
358,740	[1]	Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 3.228%, 9/25/2034	301,545
74,353		Ryland Mortgage Securities Corp. Four, Class E, 8.95%, 6/1/2017	81,107
173,319	[1]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	170,437
860,289	[1]	Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	870,555
1,184,254	[1]	Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	1,196,160
654,641	[1]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	654,742
7,296,152	[1]	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	6,219,983
3,394,505		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,916,210
4,467,721	[1]	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	3,817,457
1,000,000	[1,2,3]	Silverstone Master Issuer 2012-1A, Class 1A, 1.787%, 1/21/2055	1,014,939
299,942		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	338,953
847,174	[1]	Washington Mutual 2006-AR15, Class 1A, 0.98%, 11/25/2046	720,731
906,043	[1]	Washington Mutual 2006-AR17, Class 1A, 0.96%, 12/25/2046	753,304
67,130	[1]	Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 2.646%, 7/25/2034	69,007
		TOTAL	63,674,666
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $208,497,460)	204,317,661
		COMMERCIAL MORTGAGE-BACKED SECURITY—0.6%
		Commercial Mortgage—0.6%
9,500,000	[1,2,3]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 1.66%, 9/15/2026 (IDENTIFIED COST $9,511,953)	9,533,244
		CORPORATE BONDS—30.7%
		Basic Industry - Chemicals—0.9%
3,500,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 4.00%, 12/7/2015	3,643,360
1,000,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,006,143
6,500,000		Praxair, Inc., Sr. Unsecd. Note, 0.75%, 2/21/2016	6,513,650
3,000,000	[2,3]	RPM International, Inc., Sr. Unsecd. Note, 6.70%, 11/1/2015	3,252,249
		TOTAL	14,415,402
		Basic Industry - Metals & Mining—1.5%
7,000,000		Alcan, Inc., 5.00%, 6/1/2015	7,382,361
2,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	2,018,408
2,000,000	[1]	ArcelorMittal, Sr. Unsecd. Note, 9.50%, 2/15/2015	2,157,500
1,000,000	[1]	BHP Billiton Finance (USA), Inc., Floating Rate Note—Sr. Note, 0.497%, 9/30/2016	1,002,261
4,000,000	[2,3]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	4,231,312
7,000,000	[2,3]	Xstrata Finance (Canada) Ltd., Series 144A, 2.85%, 11/10/2014	7,097,811
		TOTAL	23,889,653
		Capital Goods - Diversified Manufacturing—0.3%
2,500,000		ABB Finance USA, Inc., Sr. Unsecd. Note, 1.625%, 5/8/2017	2,502,387
2,000,000	[2,3]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	2,101,802
		TOTAL	4,604,189

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Media & Cable—0.8%
$1,000,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	$1,090,511
4,530,000		DIRECTV Holdings LLC, Company Guarantee, 3.50%, 3/1/2016	4,759,141
7,000,000		NBCUniversal Media LLC, 3.65%, 4/30/2015	7,269,003
		TOTAL	13,118,655
		Communications - Telecom Wireless—0.6%
5,720,000	[1]	America Movil S.A.B. de C.V., Floating Rate Note—Sr. Note, 1.244%, 9/12/2016	5,781,141
3,000,000	[2,3]	SBA Tower Trust, Series 144A, 4.254%, 4/15/2015	3,038,294
1,000,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,047,863
		TOTAL	9,867,298
		Communications - Telecom Wirelines—1.1%
3,400,000	[1]	AT&T, Inc., Floating Rate Note—Sr. Note, Series FRN, 0.624%, 2/12/2016	3,399,357
5,500,000		AT&T, Inc., Sr. Unsecd. Note, 2.95%, 5/15/2016	5,745,151
1,500,000		Rogers Communications, Inc., 5.50%, 3/15/2014	1,508,547
4,330,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,468,443
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note—Sr. Note, 1.993%, 9/14/2018	2,618,878
		TOTAL	17,740,376
		Consumer Cyclical - Automotive—2.2%
6,000,000	[2,3]	American Honda Finance Corp., Sr. Unsecd. Note, Series 144A, 1.60%, 2/16/2018	6,003,084
6,000,000	[1,2,3]	Daimler Finance NA LLC, Floating Rate Note—Sr. Note, Series 144A, 0.857%, 3/28/2014	6,005,478
4,000,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 1.875%, 8/9/2016	4,032,900
5,750,000	[1,2,3]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 0.946%, 9/26/2016	5,783,103
5,000,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, 3.50%, 4/3/2018	5,165,055
6,700,000	[2,3]	Volkswagen International Finance NV, Company Guarantee, Series 144A, 1.625%, 3/22/2015	6,779,040
		TOTAL	33,768,660
		Consumer Cyclical - Entertainment—0.8%
2,500,000		Viacom, Inc., 2.50%, 9/1/2018	2,556,897
5,000,000		Walt Disney Co., Sr. Unsecd. Note, 0.875%, 12/1/2014	5,031,575
5,000,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.10%, 12/1/2017	4,963,820
		TOTAL	12,552,292
		Consumer Cyclical - Retailers—0.4%
2,650,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	2,660,338
3,700,000		CVS Caremark Corp., Sr. Unsecd. Note, 1.20%, 12/5/2016	3,720,979
		TOTAL	6,381,317
		Consumer Non-Cyclical - Food/Beverage—2.6%
1,000,000	[2,3]	Bacardi Ltd., Sr. Note, Series 144A, 7.45%, 4/1/2014	1,011,039
1,000,000		Bottling Group LLC, Company Guarantee, 6.95%, 3/15/2014	1,007,405
12,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	12,606,575
3,000,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 1.30%, 1/25/2016	3,021,852
2,000,000		Kraft Foods Group, Inc., 1.625%, 6/4/2015	2,028,288
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note—Sr. Note, 0.775%, 2/1/2019	7,962,968
7,000,000	[2,3]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 2.95%, 1/15/2017	7,292,761
4,600,000	[2,3]	SABMiller PLC, Note, Series 144A, 6.50%, 7/1/2016	5,187,291
		TOTAL	40,118,179
		Consumer Non-Cyclical - Health Care—0.3%
4,000,000		Stryker Corp., Sr. Unsecd. Note, 1.30%, 4/1/2018	3,949,256
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,505,061
		Consumer Non-Cyclical - Tobacco—0.1%
1,250,000		Altria Group, Inc., Company Guarantee, 7.75%, 2/6/2014	1,250,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.1%
$2,000,000	[1]	Petroleos Mexicanos, Floating Rate Note - Sr. Note, 2.257%, 7/18/2018	$2,065,000
		Energy - Integrated—2.3%
5,000,000		BP Capital Markets PLC, Company Guarantee, 3.20%, 3/11/2016	5,266,945
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 0.876%, 9/26/2018	4,026,524
3,800,000	[2,3]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 3.125%, 4/28/2016	3,939,460
333,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	333,000
10,000,000		Hess Corp., 7.00%, 2/15/2014	10,016,970
2,900,000		Petrobras International Finance Co., Sr. Unsecd. Note, 2.875%, 2/6/2015	2,947,850
4,000,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	4,291,200
3,000,000		Shell International Finance B.V., Company Guarantee, 3.10%, 6/28/2015	3,114,609
2,000,000		Statoil ASA, 2.90%, 10/15/2014	2,035,528
		TOTAL	35,972,086
		Energy - Oil Field Services—0.7%
3,095,000	[2,3]	Nabors Industries, Inc., Sr. Unsecd. Note, Series 144A, 2.35%, 9/15/2016	3,172,000
2,000,000	[1,2,3]	Schlumberger Investment SA, Floating Rate Note - Sr. Note, Series 144A, 0.792%, 9/12/2014	2,006,666
5,000,000	[2,3]	Schlumberger Investment SA, Sr. Unsecd. Note, Series 144A, 1.25%, 8/1/2017	4,973,780
		TOTAL	10,152,446
		Financial Institution - Banking—8.0%
3,000,000		American Express Co., Sr. Unsecd. Note, 1.55%, 5/22/2018	2,960,910
1,200,000		Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	1,281,994
9,000,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 0.893%, 2/1/2019	8,993,421
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 1.279%, 1/15/2019	1,513,347
8,650,000		Bank of America Corp., Sr. Unsecd. Note, 4.50%, 4/1/2015	9,019,736
6,000,000	[1]	Bank of Montreal, Floating Rate Note - Sr. Note, Series MTN, 0.842%, 4/9/2018	6,046,158
3,000,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 1.15%, 11/21/2016	2,999,460
6,333,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	6,465,771
10,000,000	[1]	Fifth Third Bancorp, Floating Rate Note - Sr. Note, 0.747%, 11/18/2016	10,037,610
10,000,000	[1]	Goldman Sachs Group, Inc., Floating Rate Note - Sr. Note, Series MTN, 1.341%, 11/15/2018	10,034,720
5,000,000		HSBC Bank USA, N.A., Sr. Sub. Note, 4.625%, 4/1/2014	5,033,995
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note - Sr. Note, 0.687%, 4/23/2015	3,008,829
3,000,000	[1]	JPMorgan Chase & Co., Floating Rate Note - Sr. Note, Series MTN, 0.993%, 5/2/2014	3,005,325
4,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.625%, 5/15/2018	3,950,628
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 1.087%, 1/24/2019	1,988,934
2,000,000		Morgan Stanley, Sr. Unsecd. Note, 1.75%, 2/25/2016	2,030,586
3,000,000		Morgan Stanley, Sr. Unsecd. Note, 4.75%, 3/22/2017	3,285,975
3,500,000	[1,2,3]	Nordea Bank AB, Floating Rate Note - Sr. Note, Series 144A, 0.699%, 5/13/2016	3,512,285
1,000,000		Northern Trust Corp., Sr. Unsecd. Note, 4.625%, 5/1/2014	1,010,340
1,000,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,017,602
15,000,000	[1]	Royal Bank of Canada, Montreal, Floating Rate Note - Sr. Note, 0.612%, 3/8/2016	15,048,420
2,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	2,025,522
2,000,000		U.S. Bancorp, Sr. Unsecd. Note, 4.20%, 5/15/2014	2,022,628
2,000,000	[1]	Union Bank, N.A., Floating Rate Note - Sr. Note, 0.996%, 9/26/2016	2,018,622
5,000,000		Wachovia Corp., Sub., 5.25%, 8/1/2014	5,108,635
3,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, Series FRN, 1.166%, 6/26/2015	3,034,938
8,000,000	[1]	Westpac Banking Corp., Floating Rate Note, 0.976%, 7/30/2018	8,090,400
		TOTAL	124,546,791
		Financial Institution - Finance Noncaptive—1.4%
15,000,000	[1]	General Electric Capital Corp., Floating Rate Note - Sr. Note, 0.752%, 1/14/2019	15,025,545

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Noncaptive—continued
$6,000,000	[1]	General Electric Capital Corp., Floating Rate Note - Sr. Note, Series MTN, 0.937%, 4/24/2014	$6,009,540
		TOTAL	21,035,085
		Financial Institution - Insurance - Life—1.6%
4,500,000		ITT Hartford Group, Inc., Note, 7.30%, 11/1/2015	4,984,389
4,475,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Note, Series 144A, 0.587%, 5/23/2016	4,495,191
2,000,000	[1,2,3]	New York Life Global Funding, Floating Rate Note - Sr. Secured Note, Series 144A, 0.503%, 4/4/2014	2,001,314
7,400,000	[2,3]	PRICOA Global Funding I, Sr. Unsecd. Note, Series 144A, 1.15%, 11/25/2016	7,419,070
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series FRN, 1.021%, 8/15/2018	6,027,948
		TOTAL	24,927,912
		Financial Institution - Insurance - P&C—0.6%
4,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 0.95%, 8/15/2016	4,025,372
2,000,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 1.30%, 5/15/2018	1,974,722
2,000,000	[1]	Berkshire Hathaway, Inc., Floating Rate Note - Sr. Note, Series FRN, 0.941%, 8/15/2014	2,007,876
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 1.149%, 7/15/2027	785,000
		TOTAL	8,792,970
		Financial Institution - REITs—0.2%
1,750,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 4/15/2014	1,766,139
1,300,000		Simon Property Group LP, 6.75%, 5/15/2014	1,301,973
		TOTAL	3,068,112
		Technology—1.8%
7,850,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 0.493%, 3/14/2014	7,853,077
8,184,000		Hewlett-Packard Co., Sr. Unsecd. Note, 1.55%, 5/30/2014	8,210,148
5,000,000		Intel Corp., Sr. Unsecd. Note, 1.95%, 10/1/2016	5,149,910
1,000,000		Microsoft Corp., Sr. Note, 1.625%, 9/25/2015	1,021,207
1,000,000		Microsoft Corp., Sr. Unsecd. Note, 1.00%, 5/1/2018	984,941
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 0.819%, 1/15/2019	5,025,810
		TOTAL	28,245,093
		Transportation - Airlines—0.2%
3,000,000		Southwest Airlines Co., Unsecd. Note, 5.25%, 10/1/2014	3,086,550
		Transportation - Railroads—0.3%
5,285,000	[1]	Kansas City Southern de Mexico SA de CV, Floating Rate Note - Sr. Note, 0.935%, 10/28/2016	5,289,984
		Transportation - Services—0.3%
4,000,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 3.125%, 5/11/2015	4,118,152
		Utility - Diversified—0.1%
2,000,000		P G & E Corp., 5.75%, 4/1/2014	2,016,000
		Utility - Electric—1.1%
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 1.80%, 3/15/2014	2,003,370
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 3.95%, 9/15/2014	1,021,438
1,000,000	[2,3]	Enel Finance International SA, Company Guarantee, Series 144A, 3.875%, 10/7/2014	1,019,801
1,000,000		FirstEnergy Corp., Sr. Unsecd. Note, Series A, 2.75%, 3/15/2018	1,003,981
6,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.339%, 9/1/2015	6,051,696
4,000,000	[2,3]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 3.90%, 5/1/2016	4,223,524
2,000,000		Public Service Electric & Gas Co., 1st Mtg. Bond, Series G, 0.85%, 8/15/2014	2,006,504
		TOTAL	17,330,314
		Utility - Natural Gas Pipelines—0.3%
1,000,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	1,027,130

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas Pipelines—continued
$3,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 0.75%, 1/15/2016	$3,004,257
		TOTAL	4,031,387
		TOTAL CORPORATE BONDS (IDENTIFIED COST $472,596,897)	477,838,470
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
15,459		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	17,095
16,618		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	18,453
46,214		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	49,029
4,880		Federal Home Loan Mortgage Corp., Pool G30067, 7.50%, 3/1/2017	5,153
		TOTAL	89,730
		Federal National Mortgage Association—0.0%
3,048		Federal National Mortgage Association, Pool 512255, 7.50%, 9/1/2014	3,091
9,771		Federal National Mortgage Association, Pool 609554, 7.50%, 10/1/2016	10,421
64,451		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	72,317
		TOTAL	85,829
		Government National Mortgage Association—0.0%
39,955		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	46,580
8,861		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	10,745
		TOTAL	57,325
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $216,175)	232,884
		MUNICIPAL BOND—0.2%
3,225,000		Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds (Series 2013A), 1.298% Bonds, 7/1/2016 (IDENTIFIED COST $3,225,000)	3,273,472
		U.S. TREASURY—3.3%
15,000,000	[5]	U.S. Treasury Note, 1.00%, 3/31/2017	15,098,437
10,000,000		U.S. Treasury Note, 1.75%, 7/31/2015	10,227,266
5,000,000	[6]	U.S. Treasury Note, 2.50%, 3/31/2015	5,134,219
20,000,000		U.S. Treasury Note, 2.50%, 4/30/2015	20,573,906
		TOTAL U.S. TREASURY (IDENTIFIED COST $50,134,586)	51,033,828
		INVESTMENT COMPANIES—13.3%[7]
90,640		Emerging Markets Fixed Income Core Fund	3,005,742
3,270,620		Federated Bank Loan Core Fund	33,556,566
3,916,534		Federated Mortgage Core Portfolio	38,460,369
106,923,048	[8]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06%	106,923,048
655,844		Federated Project and Trade Finance Core Fund	6,335,453
3,037,804		High Yield Bond Portfolio	20,140,639
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $209,631,039)	208,421,817
		Repurchase Agreement—0.1%
$1,057,000		Interest in $2,710,000,000 joint repurchase agreement 0.03%, dated 1/31/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,710,006,775 on 2/3/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $2,766,646,403 (purchased with proceeds from securities lending collateral). (AT COST)	1,057,000
		TOTAL INVESTMENTS—101.3% (IDENTIFIED COST $1,572,180,662)[9]	1,576,129,346
		OTHER ASSETS AND LIABILITIES - NET—(1.3)%[10]	(20,992,617)
		TOTAL NET ASSETS—100%	$1,555,136,729

At January 31, 2014, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
11U.S. Treasury Notes 5-Year Short Futures	500	$60,312,500	March 2014	$(669,094)
The average notional value of short futures contracts held by the Fund throughout the period was $30,220,313. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At January 31, 2014, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Goldman Sachs & Co.	Goldman Sachs & Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 19 High Yield CDX Index	Series 21 Leveraged Loan CDSI
Buy/Sell	Sell	Sell
Pay/Receive Fixed Rate	5.00%	2.50%
Expiration Date	12/20/2017	12/20/2018
Implied Credit Spread at 1/31/2014[12]	3.36%	2.58%
Notional Amount	$8,000,000	$10,000,000
Market Value	$646,094	$443,750
Upfront Premiums Paid	$187,500	$475,000
Unrealized Appreciation/Depreciation	$458,594	$(31,250)	$427,344
The average notional amount of credit default swap contracts held by the Fund throughout the period was $13,980,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $13,914 and $23,383, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
1	Denotes variable rate and floating rate obligations for which the current rate is shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2014, these restricted securities amounted to $543,001,610, which represented 34.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2014, these liquid restricted securities amounted to $542,881,123, which represented 34.9% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2014, is as follows:
Security	Acquisition Date	Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.586%, 2/3/2029	7/9/1999	$100,424	$41,276
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$54,226	$48,923
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$326,662	$30,288
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
6	All or a portion of this security is temporarily on loan to an unaffiliated broker/dealer.
As of January 31, 2014, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$1,026,844	$1,057,000
7	Affiliated holdings.
8	7-day net yield.

9	At January 31, 2014, the cost of investments for federal tax purposes was $1,572,215,294. The net unrealized appreciation of investments for federal tax purposes excluding; a) any unrealized appreciation/depreciation resulting from futures contracts; and b) swap contracts was $3,914,052. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,173,170 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,259,118.
10	Assets, other than investments in securities, less liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Certain Investment Companies	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$4,553,692	$—	$4,553,692
Asset-Backed Securities	—	615,836,990	30,288	615,867,278
Collateralized Mortgage Obligations	—	204,317,661	—	204,317,661
Commercial Mortgage-Backed Securities	—	9,533,244	—	9,533,244
Corporate Bonds	—	477,838,470	—	477,838,470
Mortgage-Backed Securities	—	232,884	—	232,884
Municipal Bond	—	3,273,472	—	3,273,472
U.S. Treasury	—	51,033,828	—	51,033,828
Investment Companies[1]	202,086,364	6,335,453	—	208,421,817
Repurchase Agreement	—	1,057,000		1,057,000
TOTAL SECURITIES	$202,086,364	$1,374,012,694	$30,288	$1,576,129,346
OTHER FINANCIAL INSTRUMENTS[2]	$(669,094)	$1,089,844	$—	$420,750
1	Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors.
2	Other financial instruments include futures contracts and swap contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT(s)	—Real Estate Investment Trust(s)
REMIC	—Real Estate Mortgage Investment Conduit
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2014

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2014